Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

November 10, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Cap Fund, Inc. - AB Concentrated International Growth Portfolio (the “Portfolio”) File Nos. 002-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 305 under the Securities Act of 1933 and Amendment No. 284 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Cap Fund, Inc. (the “Registrant”). We are making this filing to reflect a new name for the Portfolio and implement changes to the Portfolio’s principal investment strategies.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Linda Y. Kim Linda Y. Kim

Attachment

cc:  Paul M. Miller